                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 5, 2001

         THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED DECEMBER 14, 2000

                                       ***

Twenty-two new Sub-Accounts will be available under the Contract. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

                                       ***

Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."

                                       ***

The fourth paragraph of the first page of the prospectus is being replaced in its entirety with the following:

The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------                              -----------------------------------------
AIT Equity Index Fund                                   Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                                   Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                       Fidelity VIP High Income Portfolio
AIT Select Capital Appreciation Fund                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Emerging Markets Fund                        --------------------------------------------
AIT Select Growth Fund                                  Fidelity VIP II Contrafund-Registered Trademark- Portfolio
AIT Select Growth and Income Fund                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select International Equity Fund                    ---------------------------------------------
AIT Select Investment Grade Income Fund                 Fidelity VIP III Growth & Income Portfolio
AIT Select Strategic Growth Fund                        Fidelity VIP III Mid Cap Portfolio
AIT Select Strategic Income Fund                        FRANKLIN TEMPLETON VARIABLE INSURANCE
AIT Select Value Opportunity Fund                       -------------------------------------
AIM VARIABLE INSURANCE FUNDS                            PRODUCTS TRUST (CLASS 2)
----------------------------                            ------------------------
AIM V.I. Aggressive Growth Fund                         Franklin Small Cap Fund
AIM V.I. Blue Chip Fund                                 Mutual Shares Securities Fund
AIM V.I. Value Fund                                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.            ---------------------------------------
--------------------------------------------            INVESCO VIF Dynamics Fund
(CLASS B)                                               INVESCO VIF Health Sciences Fund
---------                                               JANUS ASPEN SERIES (SERVICE SHARES)
Alliance Growth and Income Portfolio                    -----------------------------------
Alliance Premier Growth Portfolio                       Janus Aspen Aggressive Growth Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                     Janus Aspen Growth Portfolio
-----------------------------------                     Janus Aspen Growth and Income Portfolio
Deutsche VIT EAFE Equity Index                          Janus Aspen International Growth Portfolio
Deutsche VIT Small Cap Index                            KEMPER VARIABLE SERIES
                                                        ----------------------
                                                        KVS Dreman Financial Services Portfolio
                                                        Kemper Technology Growth Portfolio
                                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                        ----------------------------------------

                                       ***

Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Fund (or Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, or T. Rowe Price in which a Sub-Account invests.

                                       ***

Under SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Fund Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.

                                                                                       OTHER         TOTAL FUND
                                                   MANAGEMENT                        EXPENSES         EXPENSES
                                                 FEE (AFTER ANY                     (AFTER ANY       (AFTER ANY
                                                   VOLUNTARY                       WAIVERS/REIM-    WAIVERS/REIM-
UNDERLYING FUND                                     WAIVERS)       12B-1 FEES       BURSEMENTS)      BURSEMENTS)
---------------                                     --------       -----------      -----------      -----------
AIT Equity Index Fund..........................        0.28%            -              0.07%          0.35%(1)
AIT Money Market Fund..........................        0.24%            -              0.05%          0.29%(1)
AIT Select Aggressive Growth Fund..............        0.81%*           -              0.06%          0.87%(1)(2)*
AIT Select Capital Appreciation Fund...........        0.90%*           -              0.07%          0.97%(1)*
AIT Select Emerging Markets Fund...............        1.35%            -              0.57%          1.92%(1)(2)
AIT Select Growth Fund.........................        0.78%            -              0.05%          0.83%(1)(2)
AIT Select Growth and Income Fund..............        0.67%            -              0.07%          0.74%(1)(2)
AIT Select International Equity Fund...........        0.89%            -              0.13%          1.02%(1)(2)
AIT Select Investment Grade Income Fund........        0.43%            -              0.07%          0.50%(1)
AIT Select Strategic Growth Fund...............        0.85%            -              0.35%          1.20%(1)(2)
AIT Select Strategic Income Fund...............        0.60%            -              0.17%**        0.77%(1)
AIT Select Value Opportunity Fund..............        0.90%            -              0.07%          0.97%(1)(2)
AIM V.I. Aggressive Growth Fund................        0.00%            -              1.19%          1.19%(3)
AIM V.I. Blue Chip Fund........................        0.75%            -              0.55%          1.30%
AIM V.I. Value Fund............................        0.61%            -              0.15%          0.76%
Alliance Growth and Income Portfolio
(Class B)......................................        0.63%          0.25%            0.09%          0.97%
Alliance Premier Growth Portfolio
(Class B)......................................        1.00%          0.25%            0.04%          1.29%
Deutsche VIT EAFE Equity Index.................        0.02%            -              0.63%          0.65%(4)
Deutsche VIT Small Cap
Index...............................                   0.00%            -              0.45%          0.45%(4)
Fidelity VIP Equity-Income Portfolio...........        0.48%            -              0.09%          0.57%(5)
Fidelity VIP Growth Portfolio..................        0.58%            -              0.08%          0.66%(5)
Fidelity VIP High Income Portfolio ............        0.58%            -              0.11%          0.69%
Fidelity VIP II Contrafund Portfolio...........        0.58%            -              0.09%          0.67%(5)
Fidelity VIP III Growth & Income Portfolio ....        0.48%            -              0.12%          0.60%(5)
Fidelity VIP III Mid Cap Portfolio.............        0.57%            -              0.40%          0.97%(6)
Franklin Small Cap Fund (Class 2)..............        0.55%          0.25%            0.27%          1.07%(7)(8)
Mutual Shares Securities Fund (Class 2)........        0.55%          0.25%            0.27%          1.07%(7)(9)
INVESCO VIF Dynamics Fund......................        0.75%            -              1.53%          2.28%(10)
INVESCO VIF Health Sciences Fund...............        0.75%            -              0.73%          1.48%(11)
Janus Aspen Aggressive Growth Portfolio
  (Service Shares).............................        0.65%          0.25%            0.02%          0.92%(12)
Janus Aspen Growth Portfolio (Service Shares)..        0.65%          0.25%            0.02%          0.92%(12)
Janus Aspen Growth and Income Portfolio
  (Service Shares).............................        0.65%          0.25%            0.40%          1.30%(12)
Janus Aspen International Growth Portfolio
  (Service Shares).............................        0.65%          0.25%            0.11%          1.01%(12)
KVS Dreman Financial Services Portfolio .......        0.70%            -              0.29%          0.99%(13)
Kemper Technology Growth Portfolio.............        0.51%            -              0.44%          0.95%(13)(14)
T. Rowe Price International Stock Portfolio....        1.05%            -              0.00%          1.05%

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

** The Select Strategic Income Fund commenced operations on July 1, 2000. The "other expenses" shown for the Fund are based on estimated amounts that will be incurred in respect of shares of the Fund for the 2000 fiscal year.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% of average net assets for the Select Strategic Income Fund.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The total operating expenses of the funds were less than or equal to their respective expense limitations throughout 1999 except the Select Strategic Growth Fund which received a reimbursement of $813.00 in 1999 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown for the Fund's total operating expenses and expense limitation (both 1.20%).

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4) The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for Deutsche VIT Small Cap Index and 0.65% for Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83% and 1.18%, respectively for Deutsche VIT Small Cap Index and 0.45%, 0.70% and 1.15%, respectively for Deutsche VIT EAFE Equity Index.

(5) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.56% for the Fidelity VIP Equity-Income Portfolio, 0.65% for the Fidelity VIP II Contrafund Portfolio and 0.59% for the Fidelity VIP III Growth & Income Portfolio.

(6) Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP III Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total fund expenses would have been 0.57%, 2.77% and 3.34%.

(7) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The Franklin Small Cap Fund pays for similar services directly.

(8) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(9)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(10)The INVESCO VIF Dynamics Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO Funds Group,Inc. ("INVESCO") to ensure that the expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 0.54% and 1.29% respectively of the Fund's average net assets. The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(11) The INVESCO VIF Health Sciences Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(12) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(13) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(14) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

See Appendix F for the expense examples for Select Resource I Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**

WITH SURRENDER CHARGE                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                                ------     -------     -------     --------
AIT Equity Index Fund.............................................    $79        $106        $127         $211
AIT Money Market Fund.............................................    $78        $104        $124         $204
AIT Select Aggressive Growth Fund.................................    $83        $121        $154         $265
AIT Select Capital Appreciation Fund..............................    $84        $124        $159         $275
AIT Select Emerging Markets Fund..................................    $93        $151        $204         $365
AIT Select Growth Fund............................................    $83        $120        $152         $261
AIT Select Growth and Income Fund.................................    $82        $117        $147         $251
AIT Select International Equity Fund..............................    $85        $125        $161         $280
AIT Select Investment Grade Income Fund...........................    $80        $110        $135         $226
AIT Select Strategic Growth Fund..................................    $87        $130        $170         $297
AIT Select Strategic Income Fund..................................    $83        $118        $148         $254
AIT Select Value Opportunity Fund.................................    $84        $124        $159         $275
AIM V.I. Aggressive Growth Fund...................................    $86        $130        $170         $296
AIM V.I. Blue Chip Fund...........................................    $88        $133        $175         $307
AIM V.I. Value Fund...............................................    $82        $118        $148         $253
Alliance Growth and Income Portfolio..............................    $84        $124        $159         $275
Alliance Premier Growth Portfolio.................................    $87        $133        $174         $306
Deutsche VIT EAFE Equity Index....................................    $81        $115        $142         $242
Deutsche VIT Small Cap Index......................................    $80        $109        $132         $221


                                       6

Fidelity VIP Equity-Income Portfolio..............................    $81        $112        $138         $234
Fidelity VIP Growth Portfolio.....................................    $82        $115        $143         $243
Fidelity VIP High Income Portfolio................................    $82        $116        $144         $246
Fidelity VIP II Contrafund Portfolio..............................    $82        $115        $143         $244
Fidelity VIP III Growth & Income Portfolio........................    $81        $113        $140         $237
Fidelity VIP III Mid Cap Portfolio................................    $84        $124        $159         $275
Franklin Small Cap Fund...........................................    $85        $127        $164         $285
Mutual Shares Securities Fund.....................................    $85        $127        $164         $285
INVESCO VIF Dynamics Fund.........................................    $97        $161        $221         $397
INVESCO VIF Health Sciences Fund..................................    $89        $138        $184         $324
Janus Aspen Aggressive Growth Portfolio...........................    $84        $122        $156         $270
Janus Aspen Growth Portfolio......................................    $84        $122        $156         $270
Janus Aspen Growth and Income Portfolio...........................    $88        $133        $175         $307
Janus Aspen International Growth Portfolio........................    $85        $125        $161         $279
KVS Dreman Financial Services Portfolio...........................    $85        $124        $160         $277
Kemper Technology Growth Portfolio................................    $84        $123        $158         $273
T. Rowe Price International Stock Portfolio.......................    $85        $126        $163         $283

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                               ------     -------     -------     --------
AIT Equity Index Fund............................................    $81        $113        $140         $237
AIT Money Market Fund............................................    $80        $111        $137         $231
AIT Select Aggressive Growth Fund................................    $86        $128        $166         $290
AIT Select Capital Appreciation Fund.............................    $87        $131        $171         $299
AIT Select Emerging Markets Fund.................................    $96        $157        $216         $387
AIT Select Growth Fund...........................................    $85        $127        $164         $286
AIT Select Growth and Income Fund................................    $85        $124        $160         $277
AIT Select International Equity Fund.............................    $87        $132        $173         $304
AIT Select Investment Grade Income Fund..........................    $82        $117        $147         $252
AIT Select Strategic Growth Fund.................................    $89        $137        $182         $321
AIT Select Strategic Income Fund.................................    $85        $125        $161         $280
AIT Select Value Opportunity Fund................................    $87        $131        $171         $299
AIM V.I. Aggressive Growth Fund..................................    $89        $137        $182         $320
AIM V.I. Blue Chip Fund..........................................    $90        $140        $187         $331
AIM V.I. Value Fund..............................................    $85        $125        $161         $279
Alliance Growth and Income Portfolio.............................    $87        $131        $171         $299
Alliance Premier Growth Portfolio................................    $90        $140        $187         $330
Deutsche VIT EAFE Equity Index...................................    $84        $122        $155         $268
Deutsche VIT Small Cap Index.....................................    $82        $116        $145         $247
Fidelity VIP Equity-Income Portfolio.............................    $83        $119        $151         $260
Fidelity VIP Growth Portfolio....................................    $84        $122        $156         $269
Fidelity VIP High Income Portfolio...............................    $84        $123        $157         $272
Fidelity VIP II Contrafund Portfolio.............................    $84        $122        $156         $270
Fidelity VIP III Growth & Income Portfolio.......................    $83        $120        $153         $263
Fidelity VIP III Mid Cap Portfolio...............................    $87        $131        $171         $299
Franklin Small Cap Fund..........................................    $88        $134        $176         $309
Mutual Shares Securities Fund....................................    $88        $134        $176         $309
INVESCO VIF Dynamics Fund........................................    $99        $167        $232         $418
INVESCO VIF Health Sciences Fund.................................    $92        $145        $195         $348
Janus Aspen Aggressive Growth Portfolio..........................    $86        $129        $169         $294
Janus Aspen Growth Portfolio.....................................    $86        $129        $169         $294


                                       7

Janus Aspen Growth and Income Portfolio..........................    $90        $140        $187         $331
Janus Aspen International Growth Portfolio.......................    $87        $132        $173         $303
KVS Dreman Financial Services Portfolio..........................    $87        $131        $172         $301
Kemper Technology Growth Portfolio...............................    $87        $130        $170         $297
T. Rowe Price International Stock Portfolio......................    $88        $133        $175         $307

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

WITHOUT SURRENDER CHARGE                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------                                            ------     -------     -------     --------
AIT Equity Index Fund.............................................    $18         $56         $97         $211
AIT Money Market Fund.............................................    $18         $54         $94         $204
AIT Select Aggressive Growth Fund.................................    $23         $72        $124         $265
AIT Select Capital Appreciation Fund..............................    $24         $75        $129         $275
AIT Select Emerging Markets Fund..................................    $34        $103        $175         $365
AIT Select Growth Fund............................................    $23         $71        $122         $261
AIT Select Growth and Income Fund.................................    $22         $68        $117         $251
AIT Select International Equity Fund..............................    $25         $77        $131         $280
AIT Select Investment Grade Income Fund...........................    $20         $61        $105         $226
AIT Select Strategic Growth Fund..................................    $27         $82        $140         $297
AIT Select Strategic Income Fund..................................    $22         $69        $118         $254
AIT Select Value Opportunity Fund.................................    $24         $75        $129         $275
AIM V.I. Aggressive Growth Fund...................................    $27         $82        $140         $296
AIM V.I. Blue Chip Fund...........................................    $28         $85        $145         $307
AIM V.I. Value Fund...............................................    $22         $69        $118         $253
Alliance Growth and Income Portfolio..............................    $24         $75        $129         $275
Alliance Premier Growth Portfolio.................................    $28         $85        $144         $306
Deutsche VIT EAFE Equity Index....................................    $21         $65        $112         $242
Deutsche VIT Small Cap Index......................................    $19         $59        $102         $221
Fidelity VIP Equity-Income Portfolio..............................    $20         $63        $108         $234
Fidelity VIP Growth Portfolio.....................................    $21         $66        $113         $243
Fidelity VIP High Income Portfolio................................    $22         $67        $114         $246
Fidelity VIP II Contrafund Portfolio..............................    $21         $66        $113         $244
Fidelity VIP III Growth & Income Portfolio........................    $21         $64        $110         $237
Fidelity VIP III Mid Cap Portfolio................................    $24         $75        $129         $275
Franklin Small Cap Fund...........................................    $25         $78        $134         $285
Mutual Shares Securities Fund.....................................    $25         $78        $134         $285
INVESCO VIF Dynamics Fund.........................................    $37        $114        $192         $397
INVESCO VIF Health Sciences Fund..................................    $30         $90        $154         $324
Janus Aspen Aggressive Growth Portfolio...........................    $24         $74        $126         $270
Janus Aspen Growth Portfolio......................................    $24         $74        $126         $270
Janus Aspen Growth and Income Portfolio...........................    $28         $85        $145         $307
Janus Aspen International Growth Portfolio........................    $25         $76        $131         $279
KVS Dreman Financial Services Portfolio...........................    $25         $76        $130         $277
Kemper Technology Growth Portfolio................................    $24         $75        $128         $273
T. Rowe Price International Stock Portfolio.......................    $25         $78        $133         $283

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

WITHOUT SURRENDER CHARGE                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------                                            ------     -------     -------     --------
AIT Equity Index Fund.............................................    $21         $64        $110         $237
AIT Money Market Fund.............................................    $20         $62        $107         $231
AIT Select Aggressive Growth Fund.................................    $26         $80        $136         $290
AIT Select Capital Appreciation Fund..............................    $27         $83        $141         $299
AIT Select Emerging Markets Fund..................................    $36        $111        $187         $387
AIT Select Growth Fund............................................    $26         $78        $134         $286
AIT Select Growth and Income Fund.................................    $25         $76        $130         $277
AIT Select International Equity Fund..............................    $27         $84        $143         $304
AIT Select Investment Grade Income Fund...........................    $22         $69        $117         $252
AIT Select Strategic Growth Fund..................................    $29         $89        $152         $321
AIT Select Strategic Income Fund..................................    $25         $77        $131         $280
AIT Select Value Opportunity Fund.................................    $27         $83        $141         $299
AIM V.I. Aggressive Growth Fund...................................    $29         $89        $152         $320
AIM V.I. Blue Chip Fund...........................................    $30         $92        $157         $331
AIM V.I. Value Fund...............................................    $25         $76        $131         $279
Alliance Growth and Income Portfolio..............................    $27         $83        $141         $299
Alliance Premier Growth Portfolio.................................    $30         $92        $157         $330
Deutsche VIT EAFE Equity Index....................................    $24         $73        $125         $268
Deutsche VIT Small Cap Index......................................    $22         $67        $115         $247
Fidelity VIP Equity-Income Portfolio..............................    $23         $71        $121         $260
Fidelity VIP Growth Portfolio.....................................    $24         $73        $126         $269
Fidelity VIP High Income Portfolio................................    $24         $74        $127         $272
Fidelity VIP II Contrafund Portfolio..............................    $24         $74        $126         $270
Fidelity VIP III Growth & Income Portfolio........................    $23         $72        $123         $263
Fidelity VIP III Mid Cap Portfolio................................    $27         $83        $141         $299
Franklin Small Cap Fund...........................................    $28         $86        $146         $309
Mutual Shares Securities Fund.....................................    $28         $86        $146         $309
INVESCO VIF Dynamics Fund.........................................    $40        $121        $204         $418
INVESCO VIF Health Sciences Fund..................................    $32         $98        $166         $348
Janus Aspen Aggressive Growth Portfolio...........................    $26         $81        $139         $294
Janus Aspen Growth Portfolio......................................    $26         $81        $139         $294
Janus Aspen Growth and Income Portfolio...........................    $30         $92        $157         $331
Janus Aspen International Growth Portfolio........................    $27         $84        $143         $303
KVS Dreman Financial Services Portfolio...........................    $27         $83        $142         $301
Kemper Technology Growth Portfolio................................    $27         $82        $140         $297
T. Rowe Price International Stock Portfolio.......................    $28         $85        $145         $307

*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                                       ***

WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES section is replaced in its entirety by the following:

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Moarket Fund), the Guarantee Period Accounts, and the Fixed Account. The thirty-six Underlying Funds are:

-    AIT Equity Index Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Money Market Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Aggressive Growth Fund
     Managed by Nicholas-Applegate Capital Management, L.P.

-    AIT Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

-    AIT Select Emerging Markets Fund
     Managed by Schroder Investment Management North America Inc.

-    AIT Select Growth Fund
     Managed by Putnam Investment Management, Inc.

-    AIT Select Growth and Income Fund
     Managed by J.P. Morgan Investment Management Inc.

-    AIT Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

-    AIT Select Investment Grade Income Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Strategic Growth Fund
     Managed by TCW Investment Management Company

-    AIT Select Strategic Income Fund
     Managed by Western Asset Management Company

-    AIT Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

-    AIM V.I. Aggressive Growth Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Blue Chip Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Value Fund
     Managed by A I M Advisors, Inc.

-    Alliance Growth and Income Portfolio
     Managed by Alliance Capital Management L.P.

-    Alliance Premier Growth Portfolio
     Managed by Alliance Capital Management L.P.

-    Deutsche VIT EAFE Equity Index
     Managed by Bankers Trust Company

-    Deutsche VIT Small Cap Index
     Managed by Bankers Trust Company

-    Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP II Contrafund Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Growth & Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Mid Cap Portfolio
     Managed by Fidelity Management & Research Company

-    Franklin Small Cap Fund
     Managed by Franklin Advisers, Inc.

-    Mutual Shares Securities Fund
     Managed by Franklin Mutual Advisers, LLC

-    INVESCO VIF Dynamics Fund
     Managed by INVESCO Funds Group, Inc.

-    INVESCO VIF Health Sciences Fund
     Managed by INVESCO Funds Group, Inc.

-    Janus Aspen Aggressive Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth and Income Portfolio
     Managed by Janus Capital

-    Janus Aspen International Growth Portfolio
     Managed by Janus Capital

-    KVS Dreman Financial Services Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    Kemper Technology Growth Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    T. Rowe Price International Stock Portfolio
     Managed by T. Rowe Price International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

                                       ***

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS AND HOW ARE THEY SELECTED? is replaced in its entirety by the following:

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?

The following are the investment advisers of the Underlying Funds:

FUND                                              INVESTMENT ADVISER
----                                              ------------------
AIT Equity Index Fund                             Allmerica Asset Management, Inc.
AIT Money Market Fund                             Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                 Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund              T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                  Schroder Investment Management        North America Inc.
AIT Select Growth Fund                            Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                 J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund              Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund           Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                  TCW Investment Management Company
AIT Select Strategic Income Fund                  Western Asset Management Company
AIT Select Value Opportunity Fund                 Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                   A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                           A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.
Alliance Growth and Income Portfolio              Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                    Bankers Trust Company
Deutsche VIT Small Cap Index                      Bankers Trust Company
Fidelity VIP Equity-Income Portfolio              Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                     Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                Fidelity Management & Research Company
Fidelity VIP II Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio        Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                Fidelity Management & Research Company
Franklin Small Cap Fund                           Franklin Advisers, Inc.
Mutual Shares Securities Fund                     Franklin Mutual Advisers, LLC
INVESCO VIF Dynamics Fund                         INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                  INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio           Janus Capital
Janus Aspen Growth Portfolio                      Janus Capital
Janus Aspen Growth and Income Portfolio           Janus Capital
Janus Aspen International Growth Portfolio        Janus Capital
KVS Dreman Financial Services Portfolio           Scudder Kemper Investments, Inc.
Kemper Technology Growth Portfolio                Scudder Kemper Investments, Inc.
T. Rowe Price International Stock Portfolio       T. Rowe Price International, Inc.

BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists AIT in the selection of investment advisers for the AIT Funds. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers.

BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

For more information, see DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES.

                                       ***

The fifth and sixth sentences of the first paragraph under CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES is deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                                       ***

The description of the underlying investment companies under the DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select Growth Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Strategic Income Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/ or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.

Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of AIT, or the addition or deletion of a Fund. The committee includes members who may be affiliated or unaffiliated with the Company and AIT. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index which are available under the Contract.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("T. Rowe Price International"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. T. Rowe Price International, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio.

                                       ***

The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.

DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index. The Fund may also use stock index futures and options.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP II CONTRAFUND-Registered Trademark- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                                       ***

The first sentence of the fourth paragraph of A. Payments under DESCRIPTION OF THE CONTRACT is deleted and replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

                                       ***

The second and third sentences in the first paragraph of D. Transfer Privilege under DESCRIPTION OF THE CONTRACT are deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                                       ***

Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts.

                                       ***

The fourth sentence of the third paragraph under ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS reads as follows:

Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto.

                                       ***

The Performance Tables found in APPENDIX B and APPENDIX C are replaced in their entirety by the following:

                                    APPENDIX B
            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT*
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                      SINCE
                                                         SUB-ACCOUNT        ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE     12/31/99      5 YEARS      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund................................        N/A*             N/A*         N/A*           N/A*
AIT Money Market Fund................................      10/8/92          -2.46%        3.35%          3.24%
AIT Select Aggressive Growth Fund....................       9/8/92          29.83%       21.05%         18.89%
AIT Select Capital Appreciation Fund.................      4/30/95          16.90%         N/A          19.23%
AIT Select Emerging Markets Fund.....................      2/20/98          56.89%         N/A          10.66%
AIT Select Growth Fund...............................       9/8/92          21.09%       26.78%         18.71%
AIT Select Growth and Income Fund....................       9/8/92           9.90%       19.45%         14.09%
AIT Select International Equity Fund.................       5/3/94          23.04%       16.30%         13.38%
AIT Select Investment Grade Income Fund..............        N/A*             N/A*         N/A*           N/A*
AIT Select Strategic Growth Fund.....................      2/20/98           7.91%         N/A           2.27%
AIT Select Strategic Income Fund.....................        N/A*             N/A*         N/A*           N/A*
AIT Select Value Opportunity Fund....................      2/20/98         -11.56%         N/A          -6.74%
AIM V.I. Aggressive Growth Fund......................        N/A*             N/A*         N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*             N/A*         N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*             N/A*         N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*             N/A*         N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*             N/A*         N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*             N/A*         N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*             N/A*         N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................       5/1/95          -1.53%         N/A          14.91%
Fidelity VIP Growth Portfolio........................       5/1/95          28.78%         N/A          27.62%
Fidelity VIP High Income Portfolio...................       5/1/95           0.21%         N/A           7.46%
Fidelity VIP II Contrafund Portfolio.................        N/A*             N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*             N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*             N/A*         N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*             N/A*         N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*             N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*             N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*             N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*             N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*             N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*             N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*             N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio..............        N/A*             N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*             N/A*         N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          24.79%         N/A          13.38%
--------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
           SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                       FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
       (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund................................        N/A*            N/A*        N/A*           N/A*
AIT Money Market Fund................................      10/8/92          3.71%       4.00%          3.38%
AIT Select Aggressive Growth Fund....................       9/8/92         36.72%      21.63%         19.17%
AIT Select Capital Appreciation Fund.................      4/30/95         23.61%        N/A          19.73%
AIT Select Emerging Markets Fund.....................      2/20/98         63.41%        N/A          13.62%
AIT Select Growth Fund...............................       9/8/92         27.99%      27.29%         19.03%
AIT Select Growth and Income Fund....................       9/8/92         16.77%      20.02%         14.41%
AIT Select International Equity Fund.................       5/3/94         29.87%      16.91%         13.89%
AIT Select Investment Grade Income Fund..............        N/A*            N/A*        N/A*           N/A*
AIT Select Strategic Growth Fund.....................      2/20/98         14.44%        N/A           5.40%
AIT Select Strategic Income Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................      2/20/98         -6.03%        N/A          -3.88%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*            N/A*        N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................       5/1/95          4.84%        N/A          15.47%
Fidelity VIP Growth Portfolio........................       5/1/95         35.52%        N/A          28.04%
Fidelity VIP High Income Portfolio...................       5/1/95          6.64%        N/A           8.11%
Fidelity VIP II Contrafund Portfolio.................        N/A*            N/A*        N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*            N/A*        N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*            N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*        N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*        N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*            N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio..............        N/A*            N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          31.46%       N/A          13.92%
--------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS OR
                                                        UNDERLYING        FOR YEAR                 SINCE INCEPTION
                                                           FUND            ENDED                  OF UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS         IF LESS
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund..............................       9/28/90           12.22%     25.75%          18.82%
AIT Money Market Fund..............................       4/29/85           -2.46%      3.35%           3.65%
AIT Select Aggressive Growth Fund..................       8/21/92           29.83%     21.05%          18.75%
AIT Select Capital Appreciation Fund...............       4/28/95           16.90%       N/A           19.23%
AIT Select Emerging Markets Fund...................       2/20/98           56.89%       N/A           10.66%
AIT Select Growth Fund.............................       8/21/92           21.09%     26.78%          18.57%
AIT Select Growth and Income Fund..................       8/21/92           9.90%      19.45%          13.99%
AIT Select International Equity Fund...............        5/2/94           23.04%     16.30%          13.38%
AIT Select Investment Grade Income Fund............       4/29/85          -8.07%       5.40%           6.18%
AIT Select Strategic Growth Fund...................       2/20/98           7.91%        N/A            2.27%
AIT Select Strategic Income Fund...................        7/1/00            N/A         N/A             N/A
AIT Select Value Opportunity Fund..................       4/30/93         -11.56%      11.57%           9.93%
AIM V.I. Aggressive Growth Fund....................        5/1/98          36.13%        N/A           18.53%
AIM V.I. Blue Chip Fund............................      12/30/99            N/A         N/A             N/A
AIM V.I. Value Fund................................        5/5/93          21.58%      25.20%          21.14%
Alliance Growth and Income Portfolio*..............       1/14/91           3.14%      21.59%          13.55%
Alliance Premier Growth Portfolio*.................       6/26/92          23.63%      33.59%          24.07%
Deutsche VIT EAFE Equity Index.....................       8/26/97          19.31%        N/A           13.17%
Deutsche VIT Small Cap Index.......................       8/25/97          11.97%        N/A            5.49%
Fidelity VIP Equity-Income Portfolio...............       10/9/86          -1.53%      16.49%          12.85%
Fidelity VIP Growth Portfolio......................       10/9/86          28.78%      27.58%          18.14%
Fidelity VIP High Income Portfolio.................       9/19/85           0.21%       8.77%          10.76%
Fidelity VIP II Contrafund Portfolio...............       1/3/95           16.01%        N/A           25.62%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           1.34%        N/A           19.26%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          40.44%        N/A           42.45%
Franklin Small Cap Fund*...........................       11/1/95          87.18%        N/A           27.38%
Mutual Shares Securities Fund*.....................       11/8/96           5.03%        N/A            7.18%
INVESCO VIF Dynamics Fund..........................       8/25/97          46.92%        N/A           27.81%
INVESCO VIF Health Sciences Fund...................       5/22/97          -2.65%        N/A           17.54%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         115.17%      33.79%          31.86%
Janus Aspen Growth Portfolio*......................       9/13/93          35.13%      27.50%          21.87%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          64.66%        N/A           49.29%
Janus Aspen International Growth Portfolio*........        5/2/94          72.76%      30.84%          25.75%
KVS Dreman Financial Services Portfolio............        5/4/98         -11.87%        N/A           -9.34%
Kemper Technology Growth Portfolio.................        5/3/99            N/A         N/A           68.70%
T. Rowe Price International Stock Portfolio........       3/31/94          24.79%      13.11%          11.52%
---------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2B
           SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                    FOR PERIODS ENDING DECEMBER 31, 1999
                     SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                                                 SINCE INCEPTION
                                                                          FOR YEAR                OF UNDERLYING
                                                      UNDERLYING FUND      ENDED                       FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND              INCEPTION DATE      12/31/99     5 YEARS        IF LESS
------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund..............................       9/28/90          18.72%      25.99%         18.82%
AIT Money Market Fund..............................       4/29/85           3.71%       4.00%          3.78%
AIT Select Aggressive Growth Fund..................       8/21/92          36.72%      21.63%         19.03%
AIT Select Capital Appreciation Fund...............       4/28/95          23.61%        N/A          19.72%
AIT Select Emerging Markets Fund...................       2/20/98          63.41%        N/A          13.62%
AIT Select Growth Fund.............................       8/21/92          27.99%      27.29%         18.89%
AIT Select Growth and Income Fund..................       8/21/92          16.77%      20.02%         14.31%
AIT Select International Equity Fund...............        5/2/94          29.87%      16.91%         13.88%
AIT Select Investment Grade Income Fund............       4/29/85          -2.35%       5.89%          6.18%
AIT Select Strategic Growth Fund...................       2/20/98          14.44%        N/A           5.40%
AIT Select Strategic Income Fund...................        7/1/00            N/A         N/A            N/A
AIT Select Value Opportunity Fund..................       4/30/93          -6.03%      11.96%         10.03%
AIM V.I. Aggressive Growth Fund....................        5/1/98          42.64%        N/A          21.99%
AIM V.I. Blue Chip Fund............................      12/30/99            N/A         N/A            N/A
AIM V.I. Value Fund................................        5/5/93          28.08%      25.45%         21.25%
Alliance Growth and Income Portfolio*..............       1/14/91           9.53%      21.86%         13.56%
Alliance Premier Growth Portfolio*.................       6/26/92          30.64%      34.34%         24.77%
Deutsche VIT EAFE Equity Index.....................       8/26/97          18.47%        N/A           7.84%
Deutsche VIT Small Cap Index.......................       8/25/97          18.48%        N/A           7.85%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.84%      16.97%         13.00%
Fidelity VIP Growth Portfolio......................       10/9/86          35.52%      27.94%         18.28%
Fidelity VIP High Income Portfolio.................       9/19/85           6.64%       9.34%         10.88%
Fidelity VIP II Contrafund Portfolio...............        1/3/95          22.51%        N/A          25.94%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           7.64%        N/A          20.43%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          46.95%        N/A          48.90%
Franklin Small Cap Fund*...........................       11/1/95          93.69%        N/A          27.83%
Mutual Shares Securities Fund*.....................       11/8/96          11.53%        N/A           8.54%
INVESCO VIF Dynamics Fund..........................       8/25/97          53.43%        N/A          29.64%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.40%        N/A          19.30%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         121.67%      33.98%         31.94%
Janus Aspen Growth Portfolio*......................       9/13/93          41.63%      27.74%         21.99%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          71.17%        N/A          52.26%
Janus Aspen International Growth Portfolio*........        5/2/94          79.26%      31.05%         25.93%
KVS Dreman Financial Services Portfolio............        5/4/98          -6.38%        N/A          -5.98%
Kemper Technology Growth Portfolio.................        5/3/99            N/A         N/A          75.21%
T. Rowe Price International Stock Portfolio........       3/31/94          31.46%      13.61%         11.87%
------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                   APPENDIX C
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR
                                                         SUB-ACCOUNT        ENDED                   SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE     12/31/99     5 YEARS     OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund................................        N/A*             N/A*        N/A*           N/A*
AIT Money Market Fund................................        4/7/94         -2.48%       3.32%          3.39%
AIT Select Aggressive Growth Fund....................       4/21/94         29.87%      21.08%         18.30%
AIT Select Capital Appreciation Fund.................       4/30/95         16.93%        N/A          19.25%
AIT Select Emerging Markets Fund.....................       2/20/98         56.87%        N/A          10.65%
AIT Select Growth Fund...............................       4/21/94         21.11%      26.80%         23.88%
AIT Select Growth and Income Fund....................       4/21/94          9.89%      19.44%         17.52%
AIT Select International Equity Fund.................        5/3/94         23.04%      16.30%         13.38%
AIT Select Investment Grade Income Fund..............        N/A*             N/A*        N/A*           N/A*
AIT Select Strategic Growth Fund.....................       2/20/98          7.90%        N/A           2.26%
AIT Select Strategic Income Fund.....................        N/A*             N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................       2/20/98        -11.57%        N/A          -6.75%
AIM V.I. Aggressive Growth Fund......................        N/A*             N/A*        N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*             N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*             N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*             N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*             N/A*        N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*             N/A*        N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*             N/A*        N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................        5/1/95         -1.52%        N/A          14.92%
Fidelity VIP Growth Portfolio........................        5/1/95         28.81%        N/A          27.64%
Fidelity VIP High Income Portfolio...................        5/1/95          0.18%        N/A           7.42%
Fidelity VIP II Contrafund Portfolio.................        N/A*             N/A*        N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*             N/A*        N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*             N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*             N/A*        N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*             N/A*        N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*             N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*             N/A*        N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*             N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio..............        N/A*             N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*             N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........        5/1/95         24.80%        N/A          13.38%
---------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

-------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS      SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund................................        N/A*            N/A*        N/A*           N/A*
AIT Money Market Fund................................        4/7/94         3.71%       4.00%          3.85%
AIT Select Aggressive Growth Fund....................       4/21/94        36.72%      21.63%         18.76%
AIT Select Capital Appreciation Fund.................       4/30/95        23.61%        N/A          19.73%
AIT Select Emerging Markets Fund.....................       2/20/98        63.41%        N/A          13.62%
AIT Select Growth Fund...............................       4/21/94        27.99%      27.29%         24.29%
AIT Select Growth and Income Fund....................       4/21/94        16.77%      20.02%         17.98%
AIT Select International Equity Fund.................        5/3/94        29.87%      16.91%         13.89%
AIT Select Investment Grade Income Fund..............        N/A*            N/A*        N/A*           N/A*
AIT Select Strategic Growth Fund.....................       2/20/98        14.44%        N/A           5.40%
AIT Select Strategic Income Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................       2/20/98        -6.03%        N/A          -3.87%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Blue Chip Fund..............................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT EAFE Equity Index.......................        N/A*            N/A*        N/A*           N/A*
Deutsche VIT Small Cap Index.........................        N/A*            N/A*        N/A*           N/A*
Fidelity VIP Equity-Income Portfolio.................        5/1/95         4.84%        N/A          15.47%
Fidelity VIP Growth Portfolio........................        5/1/95        35.51%        N/A          28.04%
Fidelity VIP High Income Portfolio...................        5/1/95         6.64%        N/A           8.11%
Fidelity VIP II Contrafund Portfolio.................        N/A*           N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio...........        N/A*           N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio...................        N/A*           N/A*         N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*           N/A*         N/A*           N/A*
Mutual Shares Securities Fund........................        N/A*           N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund............................        N/A*           N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*           N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio..............        N/A*           N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*           N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*           N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio...........        N/A*           N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio..............        N/A*           N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*           N/A*         N/A*           N/A*
T. Rowe Price International Stock Portfolio..........        5/1/95       31.46%         N/A          13.91%
--------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS OR
                                                        UNDERLYING        FOR YEAR                 SINCE INCEPTION
                                                           FUND            ENDED                  OF UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS         IF LESS
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund..............................       9/28/90          12.22%      25.75%          18.82%
AIT Money Market Fund..............................       4/29/85          -2.48%       3.32%           3.61%
AIT Select Aggressive Growth Fund..................       8/21/92          29.87%      21.08%          18.77%
AIT Select Capital Appreciation Fund...............       4/28/95          16.93%        N/A           19.25%
AIT Select Emerging Markets Fund...................       2/20/98          56.87%        N/A           10.65%
AIT Select Growth Fund.............................       8/21/92          21.11%      26.80%          18.59%
AIT Select Growth and Income Fund..................       8/21/92           9.89%      19.44%          13.98%
AIT Select International Equity Fund...............        5/2/94          23.04%      16.30%          13.37%
AIT Select Investment Grade Income Fund............       4/29/85          -8.07%       5.40%           6.18%
AIT Select Strategic Growth Fund...................       2/20/98           7.90%        N/A            2.26%
AIT Select Strategic Income Fund...................        7/1/00            N/A         N/A             N/A
AIT Select Value Opportunity Fund..................       4/30/93         -11.57%      11.56%           9.93%
AIM V.I. Aggressive Growth Fund....................        5/1/98          36.14%        N/A           18.54%
AIM V.I. Blue Chip Fund............................      12/30/99            N/A         N/A             N/A
AIM V.I. Value Fund................................        5/5/93          21.58%      25.20%          21.14%
Alliance Growth and Income Portfolio*..............       1/14/91           3.12%      21.59%          13.55%
Alliance Premier Growth Portfolio*.................       6/26/92          23.63%      33.59%          24.07%
Deutsche VIT EAFE Equity Index.....................       8/26/97          19.31%        N/A           13.17%
Deutsche VIT Small Cap Index.......................       8/25/97          11.97%        N/A            5.49%
Fidelity VIP Equity-Income Portfolio...............       10/9/86          -1.52%      16.51%          12.86%
Fidelity VIP Growth Portfolio......................       10/9/86          28.81%      27.59%          18.16%
Fidelity VIP High Income Portfolio.................       9/19/85           0.18%       8.74%          10.74%
Fidelity VIP II Contrafund Portfolio...............        1/3/95          16.01%        N/A           25.62%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           1.34%        N/A           19.26%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          40.45%        N/A           42.45%
Franklin Small Cap Fund*...........................       11/1/95          87.18%        N/A           27.38%
Mutual Shares Securities Fund*.....................       11/8/96           5.03%        N/A            7.18%
INVESCO VIF Dynamics Fund..........................       8/25/97          46.92%        N/A           27.81%
INVESCO VIF Health Sciences Fund...................       5/22/97          -2.65%        N/A           17.54%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         115.17%      33.79%          31.86%
Janus Aspen Growth Portfolio*......................       9/13/93          35.13%      27.50%          21.87%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          64.66%        N/A           49.29%
Janus Aspen International Growth Portfolio*........        5/2/94          72.76%      30.84%          25.75%
KVS Dreman Financial Services Portfolio............        5/4/98         -11.87%        N/A           -9.34%
Kemper Technology Growth Portfolio.................        5/3/99            N/A         N/A           68.70%
T. Rowe Price International Stock Portfolio........       3/31/94          24.80%      13.12%          11.53%
---------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                    TABLE 2B
             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                     FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                          FOR YEAR               SINCE INCEPTION
                                                      UNDERLYING FUND      ENDED                  OF UNDERLYING
SUB-ACCOUNT INVESTING IN UNDERLYING FUND              INCEPTION DATE      12/31/99     5 YEARS    FUND IF LESS
------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund..............................       9/28/90          18.72%      25.99%         18.82%
AIT Money Market Fund..............................       4/29/85           3.71%       4.00%          3.78%
AIT Select Aggressive Growth Fund..................       8/21/92          36.72%      21.63%         19.03%
AIT Select Capital Appreciation Fund...............       4/28/95          23.61%        N/A          19.72%
AIT Select Emerging Markets Fund...................       2/20/98          63.41%        N/A          13.62%
AIT Select Growth Fund.............................       8/21/92          27.99%      27.29%         18.89%
AIT Select Growth and Income Fund..................       8/21/92          16.77%      20.02%         14.31%
AIT Select International Equity Fund...............        5/2/94          29.87%      16.91%         13.88%
AIT Select Investment Grade Income Fund............       4/29/85          -2.35%       5.89%          6.18%
AIT Select Strategic Growth Fund...................       2/20/98          14.44%        N/A           5.40%
AIT Select Strategic Income Fund...................        7/1/00            N/A         N/A            N/A
AIT Select Value Opportunity Fund..................       4/30/93          -6.03%      11.96%         10.03%
AIM V.I. Aggressive Growth Fund....................        5/1/98          42.64%        N/A          21.99%
AIM V.I. Blue Chip Fund............................      12/30/99            N/A         N/A            N/A
AIM V.I. Value Fund................................        5/5/93          28.08%      25.45%         21.25%
Alliance Growth and Income Portfolio*..............       1/14/91           9.53%      21.86%         13.56%
Alliance Premier Growth Portfolio*.................       6/26/92          30.64%      34.34%         24.77%
Deutsche VIT EAFE Equity Index.....................       8/26/97          18.47%        N/A           7.84%
Deutsche VIT Small Cap Index.......................       8/25/97          18.48%        N/A           7.85%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.84%      16.97%         13.00%
Fidelity VIP Growth Portfolio......................       10/9/86          35.52%      27.94%         18.28%
Fidelity VIP High Income Portfolio.................       9/19/85           6.64%       9.34%         10.88%
Fidelity VIP II Contrafund Portfolio...............        1/3/95          22.51%        N/A          25.94%
Fidelity VIP III Growth & Income Portfolio.........      12/31/96           7.64%        N/A          20.43%
Fidelity VIP III Mid Cap Portfolio.................      12/28/98          46.95%        N/A          48.90%
Franklin Small Cap Fund*...........................       11/1/95          93.69%        N/A          27.83%
Mutual Shares Securities Fund*.....................       11/8/96          11.53%        N/A           8.54%
INVESCO VIF Dynamics Fund..........................       8/25/97          53.43%        N/A          29.64%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.40%        N/A          19.30%
Janus Aspen Aggressive Growth Portfolio*...........       9/13/93         121.67%      33.98%         31.94%
Janus Aspen Growth Portfolio*......................       9/13/93          41.63%      27.74%         21.99%
Janus Aspen Growth and Income Portfolio*...........        5/1/98          71.17%        N/A          52.26%
Janus Aspen International Growth Portfolio*........        5/2/94          79.26%      31.05%         25.93%
KVS Dreman Financial Services Portfolio............        5/4/98          -6.38%        N/A          -5.98%
Kemper Technology Growth Portfolio.................        5/3/99            N/A         N/A          75.21%
T. Rowe Price International Stock Portfolio........       3/31/94          31.46%      13.61%         11.87%
------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                       ***

The expense examples under APPENDIX F - DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT are being replaced in their entirety with the following:

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on pages 8, 9 and 10 of this prospectus:

1(A) WITH SURRENDER CHARGE                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------                                    ------     -------     -------     --------
AIT Equity Index Fund......................................    $77         $102        $125        $213
AIT Money Market Fund......................................    $76         $100        $121        $206
AIT Select Aggressive Growth Fund..........................    $82         $117        $151        $267
AIT Select Capital Appreciation Fund.......................    $83         $120        $156        $277
AIT Select Emerging Markets Fund...........................    $93         $149        $203        $367
AIT Select Growth Fund.....................................    $82         $116        $149        $263
AIT Select Growth and Income Fund..........................    $81         $114        $145        $253
AIT Select International Equity Fund.......................    $84         $122        $159        $282
AIT Select Investment Grade Income Fund....................    $78         $106        $132        $229
AIT Select Strategic Growth Fund...........................    $85         $127        $168        $299
AIT Select Strategic Income Fund...........................    $81         $114        $146        $256
AIT Select Value Opportunity Fund..........................    $83         $120        $156        $277
AIM V.I. Aggressive Growth Fund............................    $85         $127        $167        $298
AIM V.I. Blue Chip Fund....................................    $86         $130        $173        $309
AIM V.I. Value Fund........................................    $81         $114        $146        $255
Alliance Growth and Income Portfolio.......................    $83         $120        $156        $277
Alliance Premier Growth Portfolio..........................    $86         $130        $172        $308
Deutsche VIT EAFE Equity Index.............................    $80         $111        $140        $244
Deutsche VIT Small Cap Index...............................    $78         $105        $130        $223
Fidelity VIP Equity-Income Portfolio.......................    $79         $108        $136        $236
Fidelity VIP Growth Portfolio..............................    $80         $111        $141        $245
Fidelity VIP High Income Portfolio.........................    $80         $112        $142        $248
Fidelity VIP II Contrafund Portfolio.......................    $80         $111        $141        $246
Fidelity VIP III Growth & Income Portfolio.................    $79         $109        $137        $239
Fidelity VIP III Mid Cap Portfolio.........................    $83         $120        $156        $277
Franklin Small Cap Fund....................................    $84         $124        $161        $287
Mutual Shares Securities Fund..............................    $84         $124        $161        $287
INVESCO VIF Dynamics Fund..................................    $96         $159        $220        $398
INVESCO VIF Health Sciences Fund...........................    $88         $136        $182        $326
Janus Aspen Aggressive Growth Portfolio....................    $83         $119        $154        $272
Janus Aspen Growth Portfolio...............................    $83         $119        $154        $272
Janus Aspen Growth and Income Portfolio....................    $86         $130        $173        $309
Janus Aspen International Growth Portfolio.................    $84         $122        $158        $281
KVS Dreman Financial Services Portfolio....................    $83         $121        $157        $279
Kemper Technology Growth Portfolio.........................    $83         $120        $155        $275
T. Rowe Price International Stock Portfolio................    $84         $123        $160        $285

1(B) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM
GUARANTEED ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR
WAITING PERIOD                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------                                                ------     -------     -------     --------
AIT Equity Index Fund......................................    $79         $109        $137        $239
AIT Money Market Fund......................................    $79         $107        $134        $233
AIT Select Aggressive Growth Fund..........................    $85         $125        $164        $291
AIT Select Capital Appreciation Fund.......................    $86         $128        $169        $301
AIT Select Emerging Markets Fund...........................    $95         $156        $215        $389
AIT Select Growth Fund.....................................    $84         $124        $162        $288
AIT Select Growth and Income Fund..........................    $83         $121        $157        $279
AIT Select International Equity Fund.......................    $86         $129        $171        $306
AIT Select Investment Grade Income Fund....................    $81         $114        $145        $254
AIT Select Strategic Growth Fund...........................    $88         $135        $180        $323
AIT Select Strategic Income Fund...........................    $84         $122        $159        $282
AIT Select Value Opportunity Fund..........................    $86         $128        $169        $301
AIM V.I. Aggressive Growth Fund............................    $88         $135        $180        $322
AIM V.I. Blue Chip Fund....................................    $89         $138        $185        $333
AIM V.I. Value Fund........................................    $84         $122        $158        $281
Alliance Growth and Income Portfolio.......................    $86         $128        $169        $301
Alliance Premier Growth Portfolio..........................    $89         $138        $184        $332
Deutsche VIT EAFE Equity Index.............................    $82         $118        $153        $270
Deutsche VIT Small Cap Index...............................    $80         $112        $143        $249
Fidelity VIP Equity-Income Portfolio.......................    $82         $116        $149        $262
Fidelity VIP Growth Portfolio..............................    $83         $119        $153        $271
Fidelity VIP High Income Portfolio.........................    $83         $120        $155        $274
Fidelity VIP II Contrafund Portfolio.......................    $83         $119        $154        $272
Fidelity VIP III Growth & Income Portfolio.................    $82         $117        $150        $265
Fidelity VIP III Mid Cap Portfolio.........................    $86         $128        $169        $301
Franklin Small Cap Fund....................................    $87         $131        $174        $311
Mutual Shares Securities Fund..............................    $87         $131        $174        $311
INVESCO VIF Dynamics Fund..................................    $99         $166        $231        $420
INVESCO VIF Health Sciences Fund...........................    $91         $143        $194        $349
Janus Aspen Aggressive Growth Portfolio....................    $85         $127        $166        $296
Janus Aspen Growth Portfolio...............................    $85         $127        $166        $296
Janus Aspen Growth and Income Portfolio....................    $89         $138        $185        $333
Janus Aspen International Growth Portfolio.................    $86         $129        $171        $305
KVS Dreman Financial Services Portfolio....................    $86         $129        $170        $303
Kemper Technology Growth Portfolio.........................    $85         $127        $168        $299
T. Rowe Price International Stock Portfolio................    $86         $130        $173        $309

2(A) WITHOUT SURRENDER CHARGE                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------                                 ------     -------     -------     --------
AIT Equity Index Fund......................................    $18         $57          $98        $213
AIT Money Market Fund......................................    $18         $55          $95        $206
AIT Select Aggressive Growth Fund..........................    $24         $73         $125        $267
AIT Select Capital Appreciation Fund.......................    $25         $76         $130        $277
AIT Select Emerging Markets Fund...........................    $34        $104         $176        $367
AIT Select Growth Fund.....................................    $23         $72         $123        $263
AIT Select Growth and Income Fund..........................    $22         $69         $118        $253
AIT Select International Equity Fund.......................    $25         $77         $132        $282
AIT Select Investment Grade Income Fund....................    $20         $62         $106        $229
AIT Select Strategic Growth Fund...........................    $27         $83         $141        $299
AIT Select Strategic Income Fund...........................    $23         $70         $119        $256
AIT Select Value Opportunity Fund..........................    $25         $76         $130        $277
AIM V.I. Aggressive Growth Fund............................    $27         $82         $141        $298
AIM V.I. Blue Chip Fund....................................    $28         $86         $146        $309
AIM V.I. Value Fund........................................    $23         $69         $119        $255
Alliance Growth and Income Portfolio.......................    $25         $76         $130        $277
Alliance Premier Growth Portfolio..........................    $28         $85         $145        $308
Deutsche VIT EAFE Equity Index.............................    $21         $66         $113        $244
Deutsche VIT Small Cap Index...............................    $19         $60         $103        $223
Fidelity VIP Equity-Income Portfolio.......................    $21         $64         $109        $236
Fidelity VIP Growth Portfolio..............................    $22         $66         $114        $245
Fidelity VIP High Income Portfolio.........................    $22         $67         $115        $248
Fidelity VIP II Contrafund Portfolio.......................    $22         $67         $114        $246
Fidelity VIP III Growth & Income Portfolio.................    $21         $65         $111        $239
Fidelity VIP III Mid Cap Portfolio.........................    $25         $76         $130        $277
Franklin Small Cap Fund....................................    $26         $79         $135        $287
Mutual Shares Securities Fund..............................    $26         $79         $135        $287
INVESCO VIF Dynamics Fund..................................    $38        $114         $193        $398
INVESCO VIF Health Sciences Fund...........................    $30         $91         $155        $326
Janus Aspen Aggressive Growth Portfolio....................    $24         $74         $127        $272
Janus Aspen Growth Portfolio...............................    $24         $74         $127        $272
Janus Aspen Growth and Income Portfolio....................    $28         $86         $146        $309
Janus Aspen International Growth Portfolio.................    $25         $77         $132        $281
KVS Dreman Financial Services Portfolio....................    $25         $76         $131        $279
Kemper Technology Growth Portfolio.........................    $24         $75         $129        $275
T. Rowe Price International Stock Portfolio................    $25         $78         $134        $285


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

2(B) WITHOUT SURRENDER CHARGE AND WITH ELECTION OF A
MINIMUM GUARANTEED
ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD        1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------        ------     -------     -------     --------
AIT Equity Index Fund......................................    $21         $65         $111        $239
AIT Money Market Fund......................................    $20         $63         $108        $233
AIT Select Aggressive Growth Fund..........................    $26         $80         $137        $291
AIT Select Capital Appreciation Fund.......................    $27         $83         $142        $301
AIT Select Emerging Markets Fund...........................    $37        $111         $188        $389
AIT Select Growth Fund.....................................    $26         $79         $135        $288
AIT Select Growth and Income Fund..........................    $25         $76         $131        $279
AIT Select International Equity Fund.......................    $28         $85         $144        $306
AIT Select Investment Grade Income Fund....................    $22         $69         $118        $254
AIT Select Strategic Growth Fund...........................    $29         $90         $153        $323
AIT Select Strategic Income Fund...........................    $25         $77         $132        $282
AIT Select Value Opportunity Fund..........................    $27         $83         $142        $301
AIM V.I. Aggressive Growth Fund............................    $29         $90         $153        $322
AIM V.I. Blue Chip Fund....................................    $30         $93         $158        $333
AIM V.I. Value Fund........................................    $25         $77         $132        $281
Alliance Growth and Income Portfolio.......................    $27         $83         $142        $301
Alliance Premier Growth Portfolio..........................    $30         $93         $158        $332
Deutsche VIT EAFE Equity Index.............................    $24         $74         $126        $270
Deutsche VIT Small Cap Index...............................    $22         $68         $116        $249
Fidelity VIP Equity-Income Portfolio.......................    $23         $71         $122        $262
Fidelity VIP Growth Portfolio..............................    $24         $74         $127        $271
Fidelity VIP High Income Portfolio.........................    $24         $75         $128        $274
Fidelity VIP II Contrafund Portfolio.......................    $24         $74         $127        $272
Fidelity VIP III Growth & Income Portfolio.................    $23         $72         $124        $265
Fidelity VIP III Mid Cap Portfolio.........................    $27         $83         $142        $301
Franklin Small Cap Fund....................................    $28         $86         $147        $311
Mutual Shares Securities Fund..............................    $28         $86         $147        $311
INVESCO VIF Dynamics Fund..................................    $40        $122         $205        $420
INVESCO VIF Health Sciences Fund...........................    $32         $98         $167        $349
Janus Aspen Aggressive Growth Portfolio....................    $27         $82         $140        $296
Janus Aspen Growth Portfolio...............................    $27         $82         $140        $296
Janus Aspen Growth and Income Portfolio....................    $30         $93         $158        $333
Janus Aspen International Growth Portfolio.................    $28         $84         $144        $305
KVS Dreman Financial Services Portfolio....................    $27         $84         $143        $303
Kemper Technology Growth Portfolio.........................    $27         $83         $141        $299
T. Rowe Price International Stock Portfolio................    $28         $86         $146        $309

(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract.

The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.

SUPPLEMENT DATED FEBRUARY 5, 2001




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